SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 20	$ 17
Notes receivable	2,221	216
Less: allowance for credit losses
Net accounts and notes receivable, net	$ 2,241	$ 233